Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0001733998
Registrant Name	Northwest Natural Holding Company
Registration File Number	333-281437
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES